Summary of Available for Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			$ 231,375	[1]
Gross Unrealized Gains			4,939
Gross Unrealized Losses			(5,500)
Fair Value	176,513		230,814
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	173,903	[1]	229,538	[1]
Gross Unrealized Gains	4,547		4,842
Gross Unrealized Losses	(1,937)		(5,381)
Fair Value	176,513		228,999
U.S. Government and agency obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	55,027	[1]	88,917	[1]
Gross Unrealized Gains	1,255		770
Gross Unrealized Losses	(23)		(100)
Fair Value	56,259		89,587
Government-sponsored enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	23,388	[1]	17,204	[1]
Gross Unrealized Gains	579		462
Gross Unrealized Losses	0		0
Fair Value	23,967		17,666
Mortgage-backed Securities, Agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	69,399	[1],[2]	85,552	[1],[2]
Gross Unrealized Gains	2,211	[2]	3,070	[2]
Gross Unrealized Losses	(66)	[2]	(178)	[2]
Fair Value	71,544	[2]	88,444	[2]
Mortgage-backed Securities, Non-agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,784	[1],[2]	7,766	[1],[2]
Gross Unrealized Gains	52	[2]	21	[2]
Gross Unrealized Losses	(124)	[2]	(899)	[2]
Fair Value	4,712	[2]	6,888	[2]
Mortgage-backed Securities, Non-agency - HELOC [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,555	[1],[2]	3,097	[1],[2]
Gross Unrealized Gains	0	[2]	0	[2]
Gross Unrealized Losses	(78)	[2]	(559)	[2]
Fair Value	2,477	[2]	2,538	[2]
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,555	[1]	14,094	[1]
Gross Unrealized Gains	188		240
Gross Unrealized Losses	(49)		(287)
Fair Value	7,694		14,047
Collateralized debt obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,993	[1]	6,275	[1]
Gross Unrealized Gains	0		0
Gross Unrealized Losses	(1,597)		(3,358)
Fair Value	4,396		2,917
Obligations of state and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,152	[1]	6,488	[1]
Gross Unrealized Gains	262		278
Gross Unrealized Losses	0		0
Fair Value	5,414		6,766
Tax-exempt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			70	[1]
Gross Unrealized Gains			1
Gross Unrealized Losses			0
Fair Value			71
Foreign government securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	50	[1]	75	[1]
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Fair Value	50		75
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			1,837	[1]
Gross Unrealized Gains			97
Gross Unrealized Losses			(119)
Fair Value			1,815
Equity securities - financial services [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			228	[1]
Gross Unrealized Gains			1
Gross Unrealized Losses			(24)
Fair Value			205
Equity securities - other [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			1,609	[1]
Gross Unrealized Gains			96
Gross Unrealized Losses			(95)
Fair Value			$ 1,610

[1]	(1) Net of OTTI write-downs recognized in earnings.
[2]	(2) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises (“GSEs”). Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.